Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securities Financing Transaction [Line Items]
Balance at Ending of Year	$ 1,198.8	$ 954.4
Average Balance During the Year	815.8	626.8
Average Interest Rate Paid During the Year	0.08%	0.17%
Maximum Month-End Balance During the Year	$ 1,479.3	$ 954.4